GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

September 30, 2023 (Unaudited)

1.	FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

GraniteShares ETF Trust
Schedule of Investments
GraniteShares Nasdaq Select Disruptors ETF
September 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.90%

Aerospace & Defense - 0.99%
Axon Enterprise, Inc.(a)	2,505	$498,470
Biotechnology - 6.24%
Alnylam Pharmaceuticals, Inc.(a)	2,893	512,350
Incyte Corp.(a)	7,914	457,192
Regeneron Pharmaceuticals, Inc.(a)	1,313	1,080,546
Vertex Pharmaceuticals, Inc.(a)	3,158	1,098,163
Total Biotechnology		3,148,251
Broadline Retail - 0.72%
Etsy, Inc.(a)	5,619	362,875
Capital Markets - 2.22%
Blackstone, Inc.	10,455	1,120,149
Health Care Equipment & Supplies - 5.35%
Align Technology, Inc.(a)	1,878	573,391
Dexcom, Inc.(a)	7,966	743,228
Edwards Lifesciences Corp.(a)	11,418	791,039
ResMed, Inc.	4,001	591,628
Total Health Care Equipment & Supplies		2,699,286
Health Care Technology - 1.38%
Veeva Systems, Inc., Class A(a)	3,427	697,223
Interactive Media & Services - 13.84%
Alphabet, Inc., Class A(a)	23,792	3,113,420
Meta Platforms, Inc., Class A(a)	9,750	2,927,048
Pinterest, Inc., Class A(a)	19,536	528,058
Snap, Inc., Class A(a)	46,690	416,008
Total Interactive Media & Services		6,984,534
IT Services - 4.03%
Cloudflare, Inc., Class A(a)	8,304	523,484
MongoDB, Inc.(a)	1,719	594,533
Snowflake, Inc., Class A(a)	5,978	913,259
Total IT Services		2,031,276
Life Sciences Tools & Services - 3.90%
Bio-Techne Corp.	6,107	415,703
Danaher Corp.	6,271	1,555,835
Total Life Sciences Tools & Services		1,971,538
Media - 1.46%
Trade Desk, Inc., Class A(a)	9,453	738,752
Pharmaceuticals - 6.50%
Johnson & Johnson	14,086	2,193,895
Zoetis, Inc.	6,245	1,086,505
Total Pharmaceuticals		3,280,400
Semiconductors & Semiconductor Equipment - 13.95%
Applied Materials, Inc.	9,020	1,248,819
KLA Corp.	2,074	951,261
Lam Research Corp.	1,700	1,065,509
Microchip Technology, Inc.	10,416	812,969

Investments	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	1,221	$564,102
Skyworks Solutions, Inc.	5,121	504,879
Teradyne, Inc.	4,865	488,738
Texas Instruments, Inc.	8,839	1,405,489
Total Semiconductors & Semiconductor Equipment		7,041,766
Software - 38.34%
Adobe, Inc.(a)	3,364	1,715,304
Autodesk, Inc.(a)	4,063	840,675
Cadence Design Systems, Inc.(a)	4,241	993,666
Crowdstrike Holdings, Inc., Class A(a)	4,936	826,188
Datadog, Inc., Class A(a)	7,469	680,351
DocuSign, Inc.(a)	8,954	376,068
Fortinet, Inc.(a)	13,750	806,850
Gen Digital, Inc.	23,039	407,330
HubSpot, Inc.(a)	1,251	616,118
Microsoft Corp.	16,260	5,134,095
Palo Alto Networks, Inc.(a)	4,559	1,068,812
PTC, Inc.(a)	3,799	538,242
Salesforce, Inc.(a)	8,060	1,634,407
ServiceNow, Inc.(a)	2,329	1,301,818
Synopsys, Inc.(a)	2,339	1,073,531
Workday, Inc., Class A(a)	3,787	813,637
Zscaler, Inc.(a)	3,369	524,183
Total Software		19,351,275
Technology Hardware, Storage & Peripherals - 0.98%
NetApp, Inc.	6,514	494,282

TOTAL COMMON STOCKS
(Cost $49,771,360)		50,420,077

TOTAL INVESTMENTS - 99.90%
(Cost $49,771,360)		$50,420,077

Other Assets In Excess Of Liabilities - 0.10%		48,877

NET ASSETS (100.00%)		$50,468,954

(a)	Non-Income Producing Security.

GraniteShares Nasdaq Select Disruptors ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$50,420,077	$–	$–	$50,420,077
Total	$50,420,077	$–	$–	$50,420,077